Employee Benefits - Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	¥ 187,988	¥ 185,835